Accounts Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounts Receivable
Accounts Receivable

5. Accounts Receivable

Trade receivables are comprised of the following items:

	March 31,	December 31,
	2023	2022
Trade receivable	$1,424,499	$1,421,027
Tax withholding receivable	2,755,396	2,755,396
Other	81,729	109,649
Total	$4,261,624	$4,286,072

Included in the trade receivables, net balance at March 31, 2023 and December 31, 2022, is an allowance for doubtful accounts of $189,695 and $169,699 respectively. Included in the tax withholding receivable, net balance at March 31, 2023 and December 31, 2022 is an allowance for doubtful accounts of $284,161.

5. Accounts Receivable

Accounts receivables are comprised of the following items:

	December 31,	December 31,
	2022	2021
Trade receivable	$1,421,027	$1,251,699
Tax withholding receivable	2,755,396	3,208,270
Other	109,649	42,500
Total	$4,286,072	$4,502,469

Included in the trade receivables, net balance at December 31, 2022, and 2021, is an allowance for doubtful accounts of $169,699 and $215,606, respectively.  Included in the tax withholding receivable, net balance at December 31, 2022 and 2021, is an allowance for doubtful accounts of $284,161and $356,474 respectively.